SUMMARY OF ESTIMATES USED IN GOODWILL IMPAIRMENT ASSESSMENT (Details)	12 Months Ended
Jun. 30, 2023
EasyDNA [member] | Revenue Growth [member]
IfrsStatementLineItems [Line Items]
Assumptions for goodwill impairment assessment	4.30%
EasyDNA [member] | Gross Margin [member]
IfrsStatementLineItems [Line Items]
Assumptions for goodwill impairment assessment	47.50%
EasyDNA [member] | PreTax Discount Rate [member]
IfrsStatementLineItems [Line Items]
Assumptions for goodwill impairment assessment	22.70%
EasyDNA [member] | Post Tax Discount Rate [member]
IfrsStatementLineItems [Line Items]
Assumptions for goodwill impairment assessment	17.00%
EasyDNA [member] | Beyond Fiscal Year Two Thousand Twenty Seven [member]
IfrsStatementLineItems [Line Items]
Assumptions for goodwill impairment assessment	4.30%
Affinity DNA [member] | Revenue Growth [member]
IfrsStatementLineItems [Line Items]
Assumptions for goodwill impairment assessment	4.50%
Affinity DNA [member] | Gross Margin [member]
IfrsStatementLineItems [Line Items]
Assumptions for goodwill impairment assessment	45.00%
Affinity DNA [member] | PreTax Discount Rate [member]
IfrsStatementLineItems [Line Items]
Assumptions for goodwill impairment assessment	22.70%
Affinity DNA [member] | Post Tax Discount Rate [member]
IfrsStatementLineItems [Line Items]
Assumptions for goodwill impairment assessment	17.00%
Affinity DNA [member] | Beyond Fiscal Year Two Thousand Twenty Seven [member]
IfrsStatementLineItems [Line Items]
Assumptions for goodwill impairment assessment	4.50%